Long-term financial assets (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 EUR (€)
Common Shares Roivant Sciences Ltd
Long-term financial assets
Weighted average selling price | (per share)	€ 4.54	$ 4.59
Gross proceeds from sale	€ 6,300	$ 6.4
Cumulated loss on sale	10,800
Acquisition price of shares	17,100
Amphivena | Preferred Shares
Long-term financial assets
Fair value of shares	€ 0		€ 0
Roivant | Preferred Shares
Long-term financial assets
Fair value of shares			€ 12,300